Federated Investors
World-Class Investment Manager®

Federated Income Trust

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PROSPECTUS

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March 31, 2001

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INSTITUTIONAL SHARES

A mutual fund seeking current income by investing primarily in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
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What are the Principal Securities in Which the Fund Invests?	6
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What are the Specific Risks of Investing in the Fund?	11
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What Do Shares Cost?	13
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How is the Fund Sold?	14
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How to Purchase Shares	15
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How to Redeem Shares	17
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Account and Share Information	20
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Who Manages the Fund?	21
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Financial Information	22
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Independent Auditors' Report	35
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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing primarily in U.S. government securities, including mortgage backed securities and collateralized mortgage obligations. The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks and federal savings associations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of the fixed-income securities in which the Fund invests generally fall when interest rates rise.
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  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
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  Risks Associated with Complex CMOs. The Fund invests in a form of mortgage backed securities known as collateralized mortgage obligations (CMOs), some of which have complex terms which make them subject to greater interest rate, prepayment and liquidity risks than other mortgage backed securities.
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  Liquidity Risks. The complex CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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Within the periods shown in the chart, the Fund's Institutional Shares highest quarterly return was 4.75% (quarter ended June 30, 1995). Its lowest quarterly return was (1.38%) (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Lehman Brothers Mortgage Backed Securities Index (LBMBS) and the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB), which are two broad-based market indexes, and the Lipper U.S. Mortgage Funds Average (LUSMFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	LBMBS	LB5TB	LUSMFA
1 Year	10.43%	11.16%	11.57%	10.37%
5 Years	6.38%	6.91%	5.72%	5.85%
10 Years	7.02%	7.82%	7.12%	7.03%
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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED INCOME TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.79%

[1] Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 2001.

Total Waiver of Fund Expenses	0.21%
Total Actual Annual Fund Operating Expenses (after waiver)	0.58%

[2] A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after voluntary waiver) was 0.04% for the fiscal year ended January 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$81

3 Years	$252

5 Years	$439

10 Years	$978

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What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. government securities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Adviser allocates the Fund's portfolio holdings between U.S. government mortgage backed securities and other U.S. government securities, such as U.S. Treasury securities. Mortgage backed securities generally offer higher relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan by the homeowner. One important reason for prepayments is changes in market interest rates from the time of mortgage origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of mortgage backed securities while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayments less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages, the prior prepayment history of the mortgages and the federal agencies that securitize the mortgages. The Adviser attempts to assess the relative returns and risks of mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of mortgages underlying the security might change in response to changing economic and market conditions.

The Adviser selects securities with longer or shorter durations based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends the duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

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The Adviser may use CMOs to reduce prepayment risk. In addition, the Adviser may use combinations of CMOs and other mortgage backed securities, to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates.

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The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage backed securities in order to increase the Fund's return. The Fund may also engage in dollar roll transactions for their potential to enhance income.

PORTFOLIO TURNOVER

Prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant on the CMO structure is to allocate interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser .

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

PREPAYMENT RISKS

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Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.

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For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have increased prepayment risk or is perceived to have less market demand.

LIQUIDITY RISKS

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, and Inverse Floaters, generally entail greater interest rate, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem Shares by mailing a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Kathleen M. Foody-Malus

Kathleen M. Foody-Malus has been the Fund's Portfolio Manager since April 1990. She is Vice President of the Fund. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

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Todd A. Abraham

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Todd A. Abraham has been the Fund's Portfolio Manager since September 2000. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 35.

Years Ended January 31	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 9.73	$10.41	$10.38	$10.15	$10.39
Income From Investment Operations:
Net investment income	0.65	0.67	0.62	0.66	0.68
Net realized and unrealized gain (loss) on investments	0.58	(0.68)	0.03	0.24	(0.24)

TOTAL FROM INVESTMENT OPERATIONS	1.23	(0.01)	0.65	0.90	0.44

Less Distributions:
Distributions from net investment income	(0.65)	(0.67)	(0.62)	(0.67)	(0.68)

Net Asset Value, End of Period	$10.31	$ 9.73	$10.41	$10.38	$10.15

Total Return[1]	13.13%	(0.13%)	6.46%	9.20%	4.44%

Ratios to Average Net Assets:

Expenses	0.58%	0.57%	0.57%	0.58%	0.58%

Net investment income	6.63%	6.57%	6.05%	6.50%	6.70%

Expense waiver/reimbursement[2]	0.21%	0.21%	0.21%	0.22%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$578,273	$656,644	$704,266	$746,407	$838,542

Portfolio turnover	107%	103%	151%	306%	212%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2001

Principal Amount			Value
		LONG-TERM OBLIGATIONS--99.8%
		Federal Home Loan Mortgage Corp.--46.5%[1]
$71,739		11.500%, 12/1/2014	$78,352
380,270		9.500%, 11/1/2009 - 9/1/2016	395,501
1,420,179		9.000%, 4/1/2009 - 2/1/2013	1,479,915
6,872,964		8.000%, 9/1/2014 - 11/1/2029	7,106,335
103,106,138		7.500%, 12/1/2022 - 1/1/2031	105,556,975
113,900,689		7.000%, 10/1/2007 - 12/1/2030	115,219,673
66,272,328	[2]	6.500%, 9/1/2029 -- 4/1/2031	65,953,039

		TOTAL	295,789,790

		Federal National Mortgage Association--18.3%[1]
5,020,163		10.500%, 12/1/2019 - 4/1/2022	5,332,513
6,819,001		10.000%, 11/1/2009 - 4/1/2025	7,132,045
8,727,352		8.000%, 12/1/2026	9,035,515
19,081,256		7.500%, 3/1/2010 - 11/1/2030	19,524,512
11,535,535		7.000%, 3/1/2029 - 12/1/2030	11,667,298
33,205,445	[2]	6.500%, 12/1/2027 -- 4/1/2031	33,053,801
31,627,213	[2]	6.000%, 1/1/2029 -- 4/1/2031	30,942,364

		TOTAL	116,688,048

		Government National Mortgage Association-- 35.0%[1]
27,517,526		8.500%, 12/15/2029 - 6/15/2030	28,661,155
19,348,371		8.000%, 11/15/2023 - 4/15/2030	20,019,707
65,872,233		7.000%, 6/15/2026 - 4/15/2029	66,934,975
106,968,745		6.500%, 12/15/2023 - 4/15/2029	107,260,935

		TOTAL	222,876,772

		TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $619,059,696)	635,354,610

Shares or Principal Amount			Value
		MUTUAL FUND--1.5%
9,369,486		Government Obligations Fund (at net asset value)	$9,369,486

		REPURCHASE AGREEMENTS--8.6%[3]
$18,500,000	[4,5]	Goldman Sachs Group, LP, 5.740%, dated 1/16/2001, due 3/13/2001	18,500,000
6,500,000	[4]	Goldman Sachs Group, LP, 5.840%, dated 1/16/2001, due 2/12/2001	6,500,000
16,500,000	[4,5]	Warburg Dillon Reed LLC, 5.550%, dated 1/25/2001, due 3/13/2001	16,500,000
13,380,000	[4,5]	Warburg Dillon Reed LLC, 5.580%, dated 1/25/2001, due 3/13/2001	13,380,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	54,880,000

		TOTAL INVESTMENTS (IDENTIFIED COST $683,309,182)[6]	$699,604,096

1 Because of the monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association securities approximate 1--10 years.

2 All or a portion of this security is subject to a future dollar roll transaction.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the credit worthiness of the issuer is downgraded.

5 Securities held as collateral for future dollar roll transactions.

6 The cost of investments for federal tax purposes amounts to $683,309,182. The net unrealized appreciation of investments on a federal tax basis amounts to $16,294,914 which is comprised of $16,932,021 appreciation and $637,107 depreciation at January 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($636,574,745) at January 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2001

Assets:
Total investments in securities, at value (identified cost $683,309,182)		$699,604,096
Income receivable		3,606,800
Receivable for investments sold		13,336,698
Receivable for shares sold		1,016,530

TOTAL ASSETS		717,564,124

Liabilities:
Payable for investments purchased	$43,128,055
Payable for shares redeemed	507,004
Income distribution payable	2,365,500
Payable for dollar roll transactions	34,929,127
Accrued expenses	59,693

TOTAL LIABILITIES		80,989,379

Net assets for 61,737,971 shares outstanding		$636,574,745

Net Assets Consist of:
Paid in capital		$743,922,568
Net unrealized appreciation of investments		16,294,914
Accumulated net realized loss on investments		(123,642,737)

TOTAL NET ASSETS		$636,574,745

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$578,273,203 ÷ 56,083,718 shares outstanding		$10.31

Institutional Service Shares:
$58,301,542 ÷ 5,654,253 shares outstanding		$10.31

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended January 31, 2001

Investment Income:
Interest (net of dollar roll expense of $2,514,136)			$48,560,064

Expenses:
Investment adviser fee		$2,692,197
Administrative personnel and services fee		506,806
Custodian fees		35,827
Transfer and dividend disbursing agent fees and expenses		167,627
Directors'/Trustees' fees		16,809
Auditing fees		17,154
Legal fees		4,038
Portfolio accounting fees		133,056
Distribution services fee--Institutional Service Shares		132,696
Shareholder services fee--Institutional Shares		1,549,927
Shareholder services fee--Institutional Service Shares		132,696
Share registration costs		31,788
Printing and postage		33,550
Insurance premiums		2,520
Miscellaneous		9,923

TOTAL EXPENSES		5,466,614

Waivers and Reimbursement:
Waiver of distribution services fee--Institutional Service Shares	$(128,362)
Waiver of shareholder services fee--Institutional Shares	(1,301,939)
Reimbursement of investment adviser fee	(4,935)

TOTAL WAIVERS AND REIMBURSEMENT		(1,435,236)

Net expenses			4,031,378

Net investment income			44,528,686

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(9,355,080)
Net change in unrealized depreciation of investments			47,645,586

Net realized and unrealized gain on investments			38,290,506

Change in net assets resulting from operations			$82,819,192

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended January 31	2001	2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$44,528,686	$48,649,667
Net realized loss on investments	(9,355,080)	(13,967,816)
Net change in unrealized depreciation of investments	47,645,586	(35,367,122)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	82,819,192	(685,271)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(40,779,099)	(45,681,841)
Institutional Service Shares	(3,374,763)	(3,464,256)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(44,153,862)	(49,146,097)

Share Transactions:
Proceeds from sale of shares	146,748,058	223,548,017
Net asset value of shares issued to shareholders in payment of distributions declared	12,457,512	13,368,381
Cost of shares redeemed	(270,500,469)	(233,114,800)

CHANGE IN NET ASSETS RESULTING FROM TRANSACTIONS	(111,294,899)	3,801,598

Change in net assets	(72,629,569)	(46,029,770)

Net Assets:
Beginning of period	709,204,314	755,234,084

End of period	$636,574,745	$709,204,314

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2001

ORGANIZATION

Federated Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Paid In Capital	Increase (Decrease) Accumulated Net Realized Gain (Loss) on Investments	Distributions in Excess of Net Investment Income
$322,895	$51,929	$(374,824)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At January 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $123,469,750, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$95,710,304

2005	4,661,466

2008	11,672,107

2009	11,425,873

Additionally, net capital losses of $178,141 attributable to security transactions after October 31, 2000, are treated as arising on February 1, 2001, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended January 31	2001		2000

Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,494,216	$123,887,854	19,623,831	$197,630,211
Shares issued to shareholders in payment of distributions declared	1,098,772	10,933,516	1,173,082	11,788,213
Shares redeemed	(25,002,555)	(248,691,164)	(20,965,507)	(210,809,899)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(11,409,567)	$(113,869,794)	(168,594)	$(1,391,475)

Year Ended January 31	2001		2000

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,295,517	$22,860,204	2,570,722	$25,917,806
Shares issued to shareholders in payment of distributions declared	153,094	1,523,996	157,313	1,580,168
Shares redeemed	(2,196,863)	(21,809,305)	(2,222,266)	(22,304,901)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	251,748	$2,574,895	505,769	$5,193,073

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(11,157,819)	$(111,294,899)	337,175	$3,801,598

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended January 31, 2001, were as follows:

Purchases	$721,994,729

Sales	$821,792,498

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended January 31, 2001, the Fund did not designate any long-term capital gains dividends.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED INCOME TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Income Trust (the "Fund") as of January 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended January 31, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at January 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Income Trust as of January 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
March 9, 2001

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A Statement of Additional Information (SAI) dated March 31, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager®
Federated Income Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3352

Cusip 314199100

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8030102A-IS (3/01)

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Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Income Trust®

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PROSPECTUS

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March 31, 2001

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking current income by investing primarily in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
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What are the Principal Securities in Which the Fund Invests?	6
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What are the Specific Risks of Investing in the Fund?	10
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What Do Shares Cost?	12
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How is the Fund Sold?	13
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How to Purchase Shares	14
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How to Redeem Shares	16
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Account and Share Information	19
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Who Manages the Fund?	20
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Financial Information	21
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Independent Auditors' Report	34
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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing primarily in U.S. government securities, including mortgage backed securities and collateralized mortgage obligations. The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks and federal savings associations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of the fixed-income securities in which the Fund invests generally fall when interest rates rise.
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  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
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  Risks Associated with Complex CMOs. The Fund invests in a form of mortgage backed securities known as collateralized mortgage obligations (CMOs), some of which have complex terms which make them subject to greater interest rate, prepayment and liquidity risks than other mortgage backed securities.
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  Liquidity Risks. The complex CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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Within the periods shown in the chart, the Fund's Institutional Service Shares highest quarterly return was 4.69% (quarter ended June 30, 1995). Its lowest quarterly return was (1.44%) (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Lehman Brothers Mortgage Backed Securities Index (LBMBS) and the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB), which are two broad-based market indexes, and the Lipper U.S. Mortgage Funds Average (LUSMFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	LBMBS	LB5TB	LUSMFA
1 Year	10.19%	11.16%	11.57%	10.37%
5 Years	6.15%	6.91%	5.72%	5.85%
Start of Performance[1]	6.22%	6.58%	7.09%	6.35%
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1  The Fund's Institutional Service Shares start of performance date was June 2, 1992.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED INCOME TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.04%

[1]Although not contractually obligated to do so, the distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 2001.

Total Waiver of Fund Expenses	0.24%
Total Actual Annual Fund Operating Expenses (after waiver)	0.80%

2A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after voluntary waiver) was 0.01% for the fiscal year ended January 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 106
3 Years	$ 331

5 Years	$ 574

10 Years	$ 1,271

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What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. government securities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Adviser allocates the Fund's portfolio holdings between U.S. government mortgage backed securities and other U.S. government securities, such as U.S. Treasury securities. Mortgage backed securities generally offer higher relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan by the homeowner. One important reason for prepayments is changes in market interest rates from the time of mortgage origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of mortgage backed securities while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayments less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages, the prior prepayment history of the mortgages and the federal agencies that securitize the mortgages. The Adviser attempts to assess the relative returns and risks of mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of mortgages underlying the security might change in response to changing economic and market conditions.

The Adviser selects securities with longer or shorter durations based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends the duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

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The Adviser may use CMOs to reduce prepayment risk. In addition, the Adviser may use combinations of CMOs and other mortgage backed securities, to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates.

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The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage backed securities in order to increase the Fund's return. The Fund may also engage in dollar roll transactions for their potential to enhance income.

PORTFOLIO TURNOVER

Prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant on the CMO structure is to allocate interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser .

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

PREPAYMENT RISKS

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Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.

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For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

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Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have increased prepayment risk or is perceived to have less market demand.

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LIQUIDITY RISKS

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, and Inverse Floaters, generally entail greater interest rate, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem Shares by mailing a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Kathleen M. Foody-Malus

Kathleen M. Foody-Malus has been the Fund's Portfolio Manager since April 1990. She is Vice President of the Fund. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

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Todd A. Abraham

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Todd A. Abraham has been the Fund's Portfolio Manager since September 2000. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For A Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 34.

Years Ended January 31	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 9.73	$10.41	$10.38	$10.15	$10.39
Income From Investment Operations:
Net investment income	0.63	0.65	0.60	0.64	0.65
Net realized and unrealized gain (loss) on investments	0.58	(0.68)	0.03	0.24	(0.24)

TOTAL FROM INVESTMENT OPERATIONS	1.21	(0.03)	0.63	0.88	0.41

Less Distributions:
Distributions from net investment income	(0.63)	(0.65)	(0.60)	(0.65)	(0.65)

Net Asset Value, End of Period	$10.31	$ 9.73	$10.41	$10.38	$10.15

Total Return[1]	12.88%	(0.35%)	6.22%	8.96%	4.21%

Ratios to Average Net Assets:

Expenses	0.80%	0.79%	0.79%	0.80%	0.80%

Net investment income	6.41%	6.16%	5.71%	6.28%	6.49%

Expense waiver/reimbursement[2]	0.24%	0.24%	0.24%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$58,302	$52,561	$50,968	$43,424	$43,257

Portfolio turnover	107%	103%	151%	306%	212%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2001

Principal Amount			Value
		LONG-TERM OBLIGATIONS--99.8%
		Federal Home Loan Mortgage Corp.--46.5%[1]
$71,739		11.500%, 12/1/2014	$78,352
380,270		9.500%, 11/1/2009 - 9/1/2016	395,501
1,420,179		9.000%, 4/1/2009 - 2/1/2013	1,479,915
6,872,964		8.000%, 9/1/2014 - 11/1/2029	7,106,335
103,106,138		7.500%, 12/1/2022 - 1/1/2031	105,556,975
113,900,689		7.000%, 10/1/2007 - 12/1/2030	115,219,673
66,272,328	[2]	6.500%, 9/1/2029 -- 4/1/2031	65,953,039

		TOTAL	295,789,790

		Federal National Mortgage Association--18.3%[1]
5,020,163		10.500%, 12/1/2019 - 4/1/2022	5,332,513
6,819,001		10.000%, 11/1/2009 - 4/1/2025	7,132,045
8,727,352		8.000%, 12/1/2026	9,035,515
19,081,256		7.500%, 3/1/2010 - 11/1/2030	19,524,512
11,535,535		7.000%, 3/1/2029 - 12/1/2030	11,667,298
33,205,445	[2]	6.500%, 12/1/2027 -- 4/1/2031	33,053,801
31,627,213	[2]	6.000%, 1/1/2029 -- 4/1/2031	30,942,364

		TOTAL	116,688,048

		Government National Mortgage Association--35.0%[1]
27,517,526		8.500%, 12/15/2029 - 6/15/2030	28,661,155
19,348,371		8.000%, 11/15/2023 - 4/15/2030	20,019,707
65,872,233		7.000%, 6/15/2026 - 4/15/2029	66,934,975
106,968,745		6.500%, 12/15/2023 - 4/15/2029	107,260,935

		TOTAL	222,876,772

		TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $619,059,696)	635,354,610

Shares or Principal Amount			Value
		MUTUAL FUND--1.5%
9,369,486		Government Obligations Fund (at net asset value)	$9,369,486

		REPURCHASE AGREEMENTS--8.6%[3]
$18,500,000	[4,5]	Goldman Sachs Group, LP, 5.740%, dated 1/16/2001, due 3/13/2001	18,500,000
6,500,000	[4]	Goldman Sachs Group, LP, 5.840%, dated 1/16/2001, due 2/12/2001	6,500,000
16,500,000	[4,5]	Warburg Dillon Reed LLC, 5.550%, dated 1/25/2001, due 3/13/2001	16,500,000
13,380,000	[4,5]	Warburg Dillon Reed LLC, 5.580%, dated 1/25/2001, due 3/13/2001	13,380,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	54,880,000

		TOTAL INVESTMENTS (IDENTIFIED COST $683,309,182)[6]	$699,604,096

1 Because of the monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association securities approximate 1--10 years.

2 All or a portion of this security is subject to a future dollar roll transaction.
3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the credit worthiness of the issuer is downgraded.

5 Securities held as collateral for future dollar roll transactions.

6 The cost of investments for federal tax purposes amounts to $683,309,182. The net unrealized appreciation of investments on a federal tax basis amounts to $16,294,914 which is comprised of $16,932,021 appreciation and $637,107 depreciation at January 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($636,574,745) at January 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2001

Assets:
Total investments in securities, at value (identified cost $683,309,182)		$699,604,096
Income receivable		3,606,800
Receivable for investments sold		13,336,698
Receivable for shares sold		1,016,530

TOTAL ASSETS		717,564,124

Liabilities:
Payable for investments purchased	$43,128,055
Payable for shares redeemed	507,004
Income distribution payable	2,365,500
Payable for dollar roll transactions	34,929,127
Accrued expenses	59,693

TOTAL LIABILITIES		80,989,379

Net assets for 61,737,971 shares outstanding		$636,574,745

Net Assets Consist of:
Paid in capital		$743,922,568
Net unrealized appreciation of investments		16,294,914
Accumulated net realized loss on investments		(123,642,737)

TOTAL NET ASSETS		$636,574,745

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$578,273,203 ÷ 56,083,718 shares outstanding		$10.31

Institutional Service Shares:
$58,301,542 ÷ 5,654,253 shares outstanding		$10.31

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended January 31, 2001

Investment Income:
Interest (net of dollar roll expense of $2,514,136)			$48,560,064

Expenses:
Investment adviser fee		$2,692,197
Administrative personnel and services fee		506,806
Custodian fees		35,827
Transfer and dividend disbursing agent fees and expenses		167,627
Directors'/Trustees' fees		16,809
Auditing fees		17,154
Legal fees		4,038
Portfolio accounting fees		133,056
Distribution services fee--Institutional Service Shares		132,696
Shareholder services fee--Institutional Shares		1,549,927
Shareholder services fee--Institutional Service Shares		132,696
Share registration costs		31,788
Printing and postage		33,550
Insurance premiums		2,520
Miscellaneous		9,923

TOTAL EXPENSES		5,466,614

Waivers and Reimbursement:
Waiver of distribution services fee--Institutional Service Shares	$(128,362)
Waiver of shareholder services fee--Institutional Shares	(1,301,939)
Reimbursement of investment adviser fee	(4,935)

TOTAL WAIVERS AND REIMBURSEMENT		(1,435,236)

Net expenses			4,031,378
Net investment income			44,528,686
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(9,355,080)
Net change in unrealized depreciation of investments			47,645,586

Net realized and unrealized gain on investments			38,290,506

Change in net assets resulting from operations			$82,819,192

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended January 31	2001	2000

Increase (Decrease) in Net Assets
Operations:
Net investment income	$44,528,686	$48,649,667
Net realized loss on investments	(9,355,080)	(13,967,816)
Net change in unrealized depreciation of investments	47,645,586	(35,367,122)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	82,819,192	(685,271)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(40,779,099)	(45,681,841)
Institutional Service Shares	(3,374,763)	(3,464,256)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(44,153,862)	(49,146,097)

Share Transactions:
Proceeds from sale of shares	146,748,058	223,548,017
Net asset value of shares issued to shareholders in payment of distributions declared	12,457,512	13,368,381
Cost of shares redeemed	(270,500,469)	(233,114,800)

CHANGE IN NET ASSETS RESULTING FROM TRANSACTIONS	(111,294,899)	3,801,598

Change in net assets	(72,629,569)	(46,029,770)

Net Assets:
Beginning of period	709,204,314	755,234,084

End of period	$636,574,745	$709,204,314

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2001

ORGANIZATION

Federated Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)

Paid In Capital $322,895	Accumulated Net Realized Loss on Investments $51,929	Distributions in Excess of Net Investment Income $(374,824)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At January 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $123,469,750, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$95,710,304

2005	4,661,466

2008	11,672,107

2009	11,425,873

Additionally, net capital losses of $178,141 attributable to security transactions after October 31, 2000, are treated as arising on February 1, 2001, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended January 31	2001		2000

Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,494,216	$123,887,854	19,623,831	$197,630,211
Shares issued to shareholders in payment of distributions declared	1,098,772	10,933,516	1,173,082	11,788,213
Shares redeemed	(25,002,555)	(248,691,164)	(20,965,507)	(210,809,899)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(11,409,567)	$(113,869,794)	(168,594)	$(1,391,475)

Year Ended January 31	2001		2000

Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,295,517	$22,860,204	2,570,722	$25,917,806
Shares issued to shareholders in payment of distributions declared	153,094	1,523,996	157,313	1,580,168
Shares redeemed	(2,196,863)	(21,809,305)	(2,222,266)	(22,304,901)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	251,748	$2,574,895	505,769	$5,193,073

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(11,157,819)	$(111,294,899)	337,175	$3,801,598

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended January 31, 2001, were as follows:

Purchases	$721,994,729

Sales	$821,792,498

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended January 31, 2001, the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED INCOME TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Income Trust (the "Fund") as of January 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended January 31, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at January 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Income Trust as of January 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
March 9, 2001


A Statement of Additional Information (SAI) dated March 31, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
World-Class Investment Manager®
Federated Income Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3352

Cusip 314199209


8030102A-SS (3/01)


Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

APPENDIX

RISK/RETURN BAR CHART

Federated Income Trust (Institutional Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Income Trust’s Institutional Shares as of the calendar year-end for each of ten years.

The ‘y’ axis reflects the “% Total Return” beginning with “-5%” and increasing in increments of 5% up to 20%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 2000. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund’s Institutional Shares for each calendar year is stated directly at the top of each respective bar. For the calendar years 1991 through 2000 the percentages noted are: 13.90%, 5.67%, 5.89%, (1.61%), 15.41%, 4.71%, 8.95%, 6.56%, 1.49% and 10.43%.

APPENDIX

RISK/RETURN BAR CHART

Federated Income Trust (Institutional Service Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Income Trust’s Institutional Service Shares as of the calendar year-end for each of eight years.

The ‘y’ axis reflects the “% Total Return” beginning with “-5%” and increasing in increments of 5% up to 20%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 2000. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund’s Institutional Service Shares for each calendar year is stated directly at the top of each respective bar. For the calendar years 1993 through 2000, the percentages noted are: 5.62%, (1.83%), 15.16%, 4.48%, 8.72%, 6.33%, 1.26% and 10.19%.

Federated Investors
World-Class Investment Manager

Federated Income Trust

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the Fiscal Year Ended January 31, 2001

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Investment Review

The Federated Income Trust is designed for shareholders seeking participation in a professionally managed portfolio of U.S. Government securities. (Fund shares are not guaranteed.) The fund offers daily liquidity, credit control and other advantages over comparable duration U.S. Treasurys, while at the same time allowing investors' avoidance of the complexities of managing a portfolio of mortgage-backed securities. Shareholders receive a diversified portfolio managed under a set of highly conservative disciplines.

The Federal Reserve Board (the "Fed"), U.S. Treasury supply and credit fundamentals dictated the fixed income market actions during the fund's annual reporting period. High quality fixed income assets posted double-digit returns, as investors sought a haven from stock market volatility. The fund's fiscal year began with the Fed in a tightening mode and the economy continued to steam ahead at a 5% growth rate. Signs that the pace of demand was exceeding the growth in supply prompted the Fed to raise rates 100 basis points. Anticipation of further Fed rate increases, combined with equity market volatility, kept the U.S. Treasury market within a trading range. Then two shocks hit the market. The first was the announcement by the Treasury Department on January 13, 2000 of its $30 billion buyback program. The prospect that U.S. Treasurys were headed for extinction ignited the bond market. By early April, long-end U.S. Treasury yields had fallen about 100 basis points. The second shock came in late April , when the economic numbers on wage and growth data provided clear evidence that the economy was overheating, despite the cumulative 125 basis points of tightening by the Fed. Fixed income markets immediately priced in further Fed aggressive tightening. By the time the Fed's dramatic 50 basis point action actually came at the May Federal Open Market Committee meeting, the U.S Treasury market had reached its most extreme yield levels of the year: 2-year U.S Treasury yields reached 6.90%, and the yield of two-year U.S. Treasurys was 65 basis points greater than the 30-year Treasury bond. While all fixed income investors were dealing with the technical aberrations in U.S. Treasurys and the threat of further interest rate hikes, the corporate markets were also taking heat from worsening credit conditions. Leverage among non-financial corporations had been increasing since 1996, the same year that the rating agencies' upgrade to downgrade ratio had peaked. The NASDAQ's fall from grace in early April was a more dr amatic sign that the tech-spending mania was coming to a close. Since the driver of growth through the expansion had been business investment, a sharp slowdown in this sector has serious implications for the economy. The result was a mass retreat by investors from risky investments to the highest quality sectors of the market. As the year 2000 came to a close, the markets were anticipating that the Fed would begin to reduce rates to keep the slowdown from turning into a recession. The Fed cut short-term rates twice during the month of January. The first occurred on January 3, 2001 as the Fed surprised the markets by cutting rates by 50 basis points. The second 50 basis point move occurred at the January 31, 2001 meeting. Investors viewed these interest rate cuts as a sign that the Fed will do whatever it takes to re-stimulate the economy. As would be expected in an aggressive Fed easing environment, shorter maturity U.S. Treasurys were the main beneficiaries.

The mortgage market underperformed U.S. Treasurys and Agencys and out-performed corporates during the fiscal reporting period. Fixed rate mortgages have experienced big moves in both directions over the past year. At the beginning of the fiscal year, fixed rate mortgages climbed in the midst of the most recent Fed tightening cycle, and peaked in mid-May at 8.64%. Then, mortgage rates began a steady decline down to a 6.89% level in mid-January 2001. Moving forward, mortgage rates will take their cue from the general interest rate environment. With economic growth slowing, the housing market could soften. Declining mortgage rates and reduced consumer risk appetite are countervailing forces on home sales. Housing activity has been robust. Although the current housing turnover rate of about 7% is slightly smaller than in the past two years, it is above the historical average of 6% for the past decade. The tremendous declines in mortgage rates have presented homeowners who borrowed at higher rates with the econom ic incentive to refinance. Currently, two-thirds of the pass-through market is composed of 7% and below mortgage securities. In order for us to have a significant pickup in refinancing activity, the media effect needs to take place. The media factor plays out when there is a blitz of media publicity about refinancing opportunities after a strong Treasury market rally, which creates a refinancing "buzz." This media effect was last witnessed in the 1998-refinancing wave when 30-year mortgage rates fell below 7%. Currently, mortgage rates are hovering around the 7% area, and if they fell below this mark there is a high probability that the media effect will kick in massively. In addition, some mortgage lenders now have electronic rate notification programs that notify registered borrowers via e-mail when a specific mortgage rate falls below a certain level. The question that needs to be answered is will this refinancing wave be on the magnitude of what we saw in 1993-94 and 1998 or will it be more mut ed. Arguments for a more aggressive refinancing wave are reflected in the strong home price appreciation over the past two years. High home appreciation rates not only make it easier to qualify for a new loan, but also increase the attractiveness of cash out refinancing. In addition, the increase in loan sizes makes the refinancing incentive greater. Finally, the effect of the Internet and electronic commerce is likely to be much more significant. The counter argument is that homeowners still remember mortgage rates as low as 6.5% as recently as two years ago, which argues for a more muted refinancing response. Some homeowners may choose to wait in the hope that new lows in fixed rate mortgages might be reached.

For investors with a longer-term horizon we are of the belief that the mortgage sector is attractive for its credit quality, liquidity and yield. A slowing economy raises concerns about corporate profit margins, household income and creditworthiness. These concerns increase investors' risk aversion, and are likely to drive aggregate asset allocation toward high-quality sectors. In addition, the mortgage securities market offers attractive yield pickups, versus other high quality fixed income securities.

Current portfolio strategy targets an effective duration of 2.7 years, which is neutral to the Lehman Brothers Mortgage-Backed Securities Index (LBMBS).1 The asset allocation reflects a blend of GNMA and conventional (FHLMC/FNMA) mortgage securities with a diversified range of coupons averaging 6.69%. During the annual reporting period, the fund produced a total return of 13.13%2 on the Institutional Shares and a 12.88%2 total return for the Institutional Service Shares. This compares to a 13.88% total return for LBMBS. During the annual reporting period, the fund maintained a duration and an asset allocation neutral to the LBMBS. Rated AAAf 3 by Standard & Poor's, for credit quality, the fund remains committed to competitive yields and daily liquidity.

1 The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. The index is unmanaged, and investments cannot be made in an index.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

3 An AAAf rating means that the fund's portfolio holdings and counterparties provide extremely strong protection against the losses from credit defaults. Ratings are subject to change, and do not remove market risks.

INSTITUTIONAL SHARES

Growth of $25,000 Invested In Federated Income Trust

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Periods Ended 1/31/2001
1 Year	13.13%

5 Years	6.52%

10 Years	7.05%

Start of Performance (3/30/1982)	9.24%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Income Trust (Institutional Shares) (the "Fund") from January 31, 1991 to January 31, 2001, compared to the Lehman Brothers 5 Year Treasury Bellwether Index (LB5TB),1 the Lipper U.S. Mortgage Funds Average (LUSMFA),1, 2 and the Lehman Brothers Mortgage-Backed Securities Index (LBMBS).1

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated March 31, 2001, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LB5TB, LUSMFA, and the LBMBS have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average. The LB5TB and the LBMBS are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

2 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective categories indicated. These figures do not reflect sales charges.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated Income Trust

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Periods Ended 1/31/2001
1 Year	12.88%

5 Year	6.29%

Start of Performance (6/2/1992)	6.34%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Income Trust (Institutional Service Shares) (the "Fund") from June 2, 1992 (start of performance) to January 31, 2001 compared to the Lehman Brothers 5 Year Treasury Bellwether Index (LB5TB),1 the Lipper U.S. Mortgage Funds Average (LUSMFA),1, 2 and the Lehman Brothers Mortgage-Backed Securities Index (LBMBS).1

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated March 31, 2001, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LB5TB, LUSMFA, and the LBMBS have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average. The LB5TB and the LBMBS are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged.

2 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective categories indicated. These figures do not reflect sales charges.

Federated
World-Class Investment Manager
Federated Income Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314199100
Cusip 314199209

8030102ARS (3/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

APPENDIX

GROWTH OF $25,000 INVESTED LINE GRAPH

Federated Income Trust (Institutional Shares)

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Institutional Shares of Federated Income Trust (the “Fund”) are represented by a solid line. The Lehman Brothers 5 Year Treasury Bellwether Index (the “LB5TB”) is represented by a dotted line. The Lipper U.S. Mortgage Funds Average (the “LUSMFA”) is represented by a broken line. The Lehman Brothers Mortgage-Backed Securities Index (the “LBMBS”) is represented by a broken line consisting of alternating dots and dashes. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Shares of the Fund and the LB5TB, the LUSMFA, and the LBMBS. The “x” axis reflects computation periods from 1/31/91 to 1/31/01. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Institutional Shares as compared to the LB5TB, the LUSMFA, and the LBMBS. The ending values were $49,430, $50,304, $48,785 and $53,904, respectively.

GROWTH OF $25,000 INVESTED LINE GRAPH

Federated Income Trust (Institutional Service Shares)

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Institutional Service Shares of Federated Income Trust (the “Fund”) are represented by a solid line. The Lehman Brothers 5 Year Treasury Bellwether Index (the “LB5TB”) is represented by a dotted line. The Lipper U.S. Mortgage Funds Average (the “LUSMFA”) is represented by a broken line. The Lehman Brothers Mortgage-Backed Securities Index (the “LBMBS”) is represented by a broken line consisting of alternating dots and dashes. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Shares of the Fund and the LB5TB, the LUSMFA, and the LBMBS. The “x” axis reflects computation periods from 6/2/92 to 1/31/01. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Institutional Shares as compared to the LB5TB, the LUSMFA, and the LBMBS. The ending values were $42,605, $43,705, $42,702 and $45,702, respectively.